Fees Summary	Apr. 09, 2026 USD ($)
Fees Summary [Line Items]
Narrative Disclosure

The amended prospectus to which this Exhibit is attached is an amendment of the final prospectus for the related offering. This amendment decreases the maximum aggregate offering price for such offering to $18,665,520.00.

Narrative - Max Aggregate Offering Price	$ 18,665,520.00
Final Prospectus	true